Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Entity File Number	001-35043
Entity Registrant Name	GREAT PANTHER MINING Ltd
Entity Incorporation, State or Country Code	A1
Entity Primary SIC Number	1040
Entity Tax Identification Number	98-1020854
Entity Address, Address Line One	1330 – 200 Granville Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6C 1S4
City Area Code	604
Local Phone Number	608-1766
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	GPL
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	445,448
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Entity Central Index Key	0001300050
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	KPMG LLP
Auditor Firm ID	85
Auditor Location	Vancouver, BC, Canada
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	875 Avenue of the Americas
Entity Address, Address Line Two	Suite 501
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	800
Local Phone Number	550-6724
Contact Personnel Name	National Registered Agents, Inc